Segment and geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment and related information
Operating revenues	$ 167,610	$ 53,665
Segment assets	3,475,710	1,007,801	3,248,427	1,013,012	869,576
Project Adjusted EBITDA	92,851	35,993	185,278	152,584	144,179
Change in fair value of derivative instruments	58,422	(2,784)	25,334	17,643	5,047
Depreciation and amortization	49,945	17,437	95,564	65,791	67,643
Interest, net	8,868	6,240	27,990	23,628	31,511
Other project (income) expense	266	231	2,411	3,643	(8,437)
Project (loss) income	(24,650)	14,869
Administration	7,833	4,054	38,108	16,149	26,028
Interest, net	22,036	3,968	25,998	11,701	55,698
Foreign exchange loss	986	(658)	13,838	(1,014)	20,506
Income (loss) from operations before income taxes	(55,505)	7,505	(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Net loss	(39,214)	5,982	(35,641)	(3,855)	(38,486)
North East
Segment and related information
Operating revenues	66,926	4,547
Segment assets	1,198,652	288,774	1,153,627	285,711	199,959
Project Adjusted EBITDA	42,398	7,488	59,299	36,030	32,435
Change in fair value of derivative instruments	58,016	490	3,624	3,470	(1,569)
Depreciation and amortization	17,447	4,596	30,818	15,653	14,286
Interest, net	4,738	2,434	11,512	8,321	10,450
Other project (income) expense	242	200	2,406	1,592	6,672
Project (loss) income	(38,045)	(232)
Income (loss) from operations before income taxes	(38,045)	(232)	10,939	6,994	2,596
Net loss	(38,045)	(232)	10,939	6,994	2,596
South East
Segment and related information
Operating revenues	41,751	41,426
Segment assets	431,046	360,763	428,996	342,608	327,844
Project Adjusted EBITDA	21,674	19,588	79,445	78,245	75,265
Change in fair value of derivative instruments	406	(3,274)	22,031	14,173	6,616
Depreciation and amortization	9,372	9,434	37,627	37,630	41,014
Interest, net	169	309	1,022	1,611	6,084
Other project (income) expense	14	31	67	135	(15,788)
Project (loss) income	11,713	13,088
Income (loss) from operations before income taxes	11,713	13,088	18,698	24,696	37,339
Net loss	11,713	13,088	18,698	24,696	37,339
North West
Segment and related information
Operating revenues	15,300
Segment assets	825,138	47,156	798,475	47,687	7,003
Project Adjusted EBITDA	13,439	866	11,363	736	822
Depreciation and amortization	10,426	439	9,554	364	365
Interest, net	1,096	370	2,877	(1)	(1)
Other project (income) expense	7		(206)	47
Project (loss) income	1,910	57
Income (loss) from operations before income taxes	1,910	57	(862)	326	458
Net loss	1,910	57	(862)	326	458
South West
Segment and related information
Operating revenues	42,696	7,644
Segment assets	940,675	226,542	743,574	222,437	232,179
Project Adjusted EBITDA	18,764	8,501	37,717	37,867	35,891
Depreciation and amortization	12,657	2,961	17,495	12,100	11,964
Interest, net	2,808	3,089	12,538	13,700	14,960
Other project (income) expense	82		26	2,080	679
Project (loss) income	3,217	2,451
Income (loss) from operations before income taxes	3,217	2,451	7,658	9,987	8,288
Net loss	3,217	2,451	7,658	9,987	8,288
Un-allocated Corporate
Segment and related information
Operating revenues	937	48
Segment assets	80,199	84,566	123,755	114,569	102,591
Project Adjusted EBITDA	(3,424)	(450)	(2,546)	(294)	(234)
Change in fair value of derivative instruments			(321)
Depreciation and amortization	43	7	70	44	14
Interest, net	57	38	41	(3)	18
Other project (income) expense	(79)		118	(211)
Project (loss) income	(3,445)	(495)
Administration	7,833	4,054	38,108	16,149	26,028
Interest, net	22,036	3,968	25,998	11,701	55,698
Foreign exchange loss	986	658	13,838	(1,014)	20,506
Income (loss) from operations before income taxes	(34,300)	(7,859)	(80,398)	(26,934)	(102,860)
Income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Net loss	$ (18,009)	$ (9,382)	$ (72,074)	$ (45,858)	$ (87,167)